Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
American Beacon Mid-Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Beacon Mid-Cap Value Fund

Supplement dated November 13, 2020 to the

Prospectus and Summary Prospectus, each dated February 28, 2020, as previously amended or supplemented

I.	Effective November 6, 2020, Brian Pratt of WEDGE Capital Management, L.L.P. (“WEDGE”) no longer serves as a portfolio manager for the American Beacon Mid-Cap Value Fund (the “Fund”). Accordingly, all references to Mr. Pratt in the Prospectus and Summary Prospectus are deleted.

II.	Effective November 6, 2020, Andrew Rosenberg of WEDGE is added as a Portfolio Manager for the Fund. Accordingly, the following changes are made to the Prospectus and Summary Prospectus, as applicable:

1.	On page 31 of the Prospectus and page 6 of the Summary Prospectus, in the table under the heading “Fund Summary - American Beacon Mid-Cap Value Fund - Portfolio Managers,” the information regarding WEDGE is deleted and replaced with the following:

WEDGE Capital Management, L.L.P.	John Carr General Partner Since 2015	Michael Ritzer General Partner Since 2019
	Andrew Rosenberg General Partner Since 2020	Richard Wells General Partner Since 2015

2.	On page 58 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – WEDGE Capital Management, L.L.P. (“WEDGE”)”, the last sentence of the first paragraph is deleted and replaced with the following:

WEDGE has served as a sub-advisor to the American Beacon Mid-Cap Value Fund since 2015, and the following individuals serve as portfolio managers to the American Beacon Mid-Cap Value Fund.

3.	On page 58 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – WEDGE Capital Management, L.L.P. (“WEDGE”)”, the following is added following the paragraph relating to Michael D. Ritzer:

Andrew Rosenberg, CFA, General Partner, has twenty-one years of investment experience and serves as head of large cap research and co-head of mid cap research. Prior to joining WEDGE in 2007, Andrew was a Vice President in the Strategic Investments Group at Bank of America where he analyzed and executed private equity transactions on behalf of the bank. He was also associated with Bank of America’s leveraged finance and syndicated loan platforms. In addition, Andrew was formerly associated with Goldman Sachs. Andrew received his Bachelor of Arts degree in English from Colgate University and his Master of Business Administration degree from Vanderbilt University. Andrew is a member of the firm’s Investment Policy Committee.